Segment and revenue analysis (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Total revenue	$ 32,328,119	$ 51,450,247	$ 19,004,301
Service - Other revenue	105,686
Product sale - Bitcoin Mining Machines and Related Accessories [Member]
Revenue, Major Customer [Line Items]
Total revenue	25,800,263	39,756,156	7,951,296
Product Sale - Telecommunication [Member]
Revenue, Major Customer [Line Items]
Total revenue	3,736,961	8,566,866	1,725,982
Service - Management and Maintenance [Member]
Revenue, Major Customer [Line Items]
Total revenue	86,344	3,127,225	9,327,023
Service - Foreign exchange service [Member]
Revenue, Major Customer [Line Items]
Total revenue	$ 2,598,865